Disclosure of Detailed Information About Investment Property (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	$ 587	$ 629
Additions	7	6
Adjustments to project costs	(3)	0
Transfer	2	6
Depreciation	(52)	(57)
Exchange difference	2	3
Investment property at end of period	543	587
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	1,004	988
Investment property at end of period	990	1,004
Accumulated amortization [member]
Disclosure of detailed information about investment property [line items]
Investment property at beginning of period	(417)	(359)
Investment property at end of period	$ (447)	$ (417)